Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jan. 04, 2016
Document Effective Date	Jan. 05, 2016
Prospectus Date	Mar. 01, 2015
Eaton Vance Tax-Managed Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ESVAX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ESVCX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	ESVIX